Gain on Divestment of An Equity Investee (Details) $ in Millions				9 Months Ended	12 Months Ended
	Sep. 28, 2021 USD ($)	Sep. 23, 2021 USD ($)	May 13, 2021 USD ($)	Sep. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 15, 2021 USD ($)	Jun. 15, 2021 HKD ($)
Equity method investment
Dividend receivables, current							$ 26,246,000
Amounts due to related parties
Equity method investment
Future brand liability						$ 1,538,000	1,538,000
Other non-current liabilities
Equity method investment
Future brand liability						$ 7,619,000	8,716,000
Hutchison Whampoa Enterprises Limited
Equity method investment
Annual payment of royalty for usage of brand								$ 1,500,000	$ 12
Aggregate amount of royalty for usage of brand								$ 15,400,000	$ 120
Future brand liability	$ 12,700,000			$ 12,700,000
Useful life								10 years	10 years
HBYS
Equity method investment
Cash consideration	$ 159,100,000				$ 159,118,000
Dividends declared		$ 59,700,000	$ 46,500,000	$ 106,159,000
Dividend receivables, current							$ 26,200,000